Share capital and capital surplus (Tables)	12 Months Ended
Dec. 31, 2020
Share capital and capital surplus
Schedule of ordinary shares

	Number of
	shares issued and	Share
	fully paid	Capital

At 31 December 2020 and 2019	131,356,980	91